Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 70,567	$ 72,934
Accrued payroll	18,129	17,069
Taxes payable	4,302	4,425
Deferred revenue	2,376	4,435
Total accounts payable and accrued liabilities	95,374	98,863
Deferred revenue recognized	$ 2,062	$ 2,531